FAIR VALUE (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Nonrecurring basis Intangible assets	Dec. 31, 2013 Nonrecurring basis Intangible assets Minimum	Dec. 31, 2013 Nonrecurring basis Intangible assets Maximum	Dec. 31, 2012 Tradenames and trademarks VanceInfo
Fair value measurements of the intangible assets
Impairment loss	$ 5,515				$ 5,515
Estimated net revenues			$ 1,400	$ 30,316
Royalty savings (as a percent)			2.00%	4.00%
Discount rate (as a percentage)		16.00%
Timing of cash flows			1 year	2 years